Financial Assets and Liabilities - Financial Liabilities (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 304,717	£ 306,538
Lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	47,109	58,007
Lease liabilities | Current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	13,661	14,450
Lease liabilities | Non-current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	33,448	43,557
At amortised cost
Disclosure of financial liabilities [line items]
Total financial liabilities	257,107	240,087
At amortised cost | Borrowings
Disclosure of financial liabilities [line items]
Total financial liabilities	180,943	144,754
At amortised cost | Trade payables
Disclosure of financial liabilities [line items]
Total financial liabilities	7,849	10,976
At amortised cost | Accruals
Disclosure of financial liabilities [line items]
Total financial liabilities	50,129	57,100
At amortised cost | Client volume discounts/rebates
Disclosure of financial liabilities [line items]
Total financial liabilities	14,810	20,078
At amortised cost | Deferred consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	3,376	7,179
At fair value through profit or loss | Contingent consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 501	£ 8,444